Consolidated Statements Of Cash Flows Supplemental Schedules - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital (deficit), net (excluding cash and cash equivalents )	$ 15,056	$ (105,392)	$ (10,454)
Property, plant and equipment	32,770	200,115	672
Other long-term assets	(2,537)	386,101
Goodwill and other intangible assets	334,126	550,115	50,185
Deferred income taxes	1,204	(5,633)	(3,543)
Employee benefit liabilities, net	(19,930)	(382,871)	0
Long-term liabilities	(3,545)	(126,963)	(11,420)
Non-controlling interest	0	(11,025)
Estimated net fair value of assets acquired and liabilities assumed	357,144	504,447	25,440
Estimated net fair value of assets and liabilities that exited consolidation scope was as follows:
Working capital, net (excluding cash and cash equivalents)	0	2,514	0
Other long term liabilities	0	838	0
Property, plant and equipment	0	(1,938)	0
Fair value of investment / interest retained	0	43,350	0
Gain from deconsolidation	0	(41,891)	0
Deconsolidation of subsidiary's cash, net	$ 0	$ 2,873	$ 0